Supplemental Financial Information - Depreciation, Amortization and Impairment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Depreciation, Depletion and Amortization [Abstract]
Depreciation of property, plant and equipment	$ 219	$ 246	$ 247
Amortization of internal use software	31	32	24
Amortization of identified intangible assets	155	236	262
Depreciation, amortization and impairment	$ 405	$ 514	$ 533